FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value
The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

As of December 31, 2017
Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Other financial assets	$-	$-	$-	$-

	As of December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Other financial assets	$50	$-	$-	$50